Risk management - United States - SC USA (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Loans	€ 916,199	€ 942,218	€ 882,921
North America
Credit risk
Non-performing rate (as a percent)	2.23%	2.20%	2.79%
North America | Santander Consumer USA
Credit risk
Non-performing rate (as a percent)	7.20%
Percentage decrease in non-performing loans ratio	0.16%
United States | North America
Credit risk
Non-performing rate (as a percent)	2.04%	2.20%	2.92%
United States | North America | Santander Consumer USA
Credit risk
Credit exposure, percentage of total loans	3.00%
Percentage increase in loan originations	20.00%
Non-performing rate (as a percent)	5.26%	6.16%	7.73%
Percentage decrease in non-performing loans ratio	0.90%
Cost of credit (as a percent)	8.09%
Decrease in cost of credit (as a percent)	1.33%
Coverage rate (as a percent)	230.00%
Percentage increase in nonperforming coverage ratio	0.55%
United States | North America | Santander Consumer USA | Auto financing through loan and leasing
Credit risk
Credit exposure, percentage of total loans	97.00%
United States | North America | Santander Consumer USA | Auto financing through loan and leasing | FCA Group
Credit risk
Percentage decrease in leases	6.00%
Loans	€ 13,903